Other Financial Liabilities - Summary of Unsecured liabilities by Currency and Maturity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 322,082	$ 84,003	[1]	$ 701,175	[1]
Other financial liabilities, Non-current	2,170,328	2,382,396	[1]	2,171,325	[1]
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	259,461	61,447		618,183
Other financial liabilities, Non-current	2,161,366	2,377,162		2,163,402
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	62,492	56,727		464,022
Other financial liabilities, Non-current	$ 1,440,344	$ 1,462,920		$ 1,519,402
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.98%	5.98%		5.67%
Nominal Annual Rate	5.59%	5.58%		5.27%
Other financial liabilities, Current	$ 12,856	$ 12,857		$ 416,102
Other financial liabilities, Non-current	$ 1,302,663	$ 1,299,612		$ 1,295,802
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.20%	5.21%		5.22%
Nominal Annual Rate	4.97%	4.97%		4.98%
Other financial liabilities, Current	$ 49,636	$ 43,870		$ 47,920
Other financial liabilities, Non-current	137,681	163,308		223,600
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	10,283	10,284		10,284
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	10,283	10,284		10,284
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	52,209	46,443		453,738
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,573	2,573		405,818
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	49,636	43,870		47,920
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	254,676	43,067		46,855
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	205,753
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	48,923	43,067		46,855
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	1,041,313	248,710		46,855
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	992,043	205,643
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	49,270	43,067		46,855
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,488	1,031,752		252,350
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		989,130		205,495
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	39,488	42,622		46,855
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		34,552		1,032,046
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current				986,360
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		34,552		45,686
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	104,867	104,839		141,296
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 104,867	$ 104,839		103,947
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current				$ 37,349

[1]	See Note 3.